EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

21.  EQUITY TRANSACTIONS

The authorized share capital consisted of 2,000,000,000 ordinary shares at a par value of US$0.00005 per share, of which 1,599,935,000 shares were designated as Class A ordinary shares, 65,000 shares as Class A preference shares and 400,000,000 as Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. The voting power of each Class A preference share is equal to that of 10,000 Class A ordinary shares. The Class A preference shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs and are not entitled to receive dividends.

21.  EQUITY TRANSACTIONS (continued)

The Company’s Board of Directors has appointed Mr. Man San Vincent Law as its Executive Director, effective as of April 5, 2021, and authorized the Company to issue 65,000 Class A preference shares (the “Preference Shares”) at US$1.0 per share, for a total consideration of US$65,000, to Good Luck Capital Limited (“Good Luck”), a company wholly-owned by Mr. Law. Following the issuance of the Preference Shares, Mr. Man San Vincent Law’s aggregate voting power increased from approximately 17.66% to approximately 44.17%(based on the Company’s total outstanding share capital as of December 31, 2022) and assuming issuance of all shares under the Share Exchange Agreement). See more detail in Note 18.

In 2020, 125,900 share options were exercised at the exercise prices of US$0.2 per share, resulting in the issuance of 125,900 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$27. During the year of 2020, 10,000,000 Class B ordinary shares were converted to Class A ordinary shares. As of December 31, 2020, 430,127,692 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.

In 2021, 3,508,990 share options were exercised at the exercise prices of US$0.2 to US$1.0 per share resulting in the issuance of 3,508,990 Class A ordinary shares at US$0.00005 each for an aggregate consideration of US$2,496, and 34,632,130 restricted shares were vested and exercised without exercise prices. During the year ended December 31, 2021, 185,572,963 Class A ordinary shares were issued for private placement and 56,236,295 Class A ordinary shares were issued for business combinations. As of December 31, 2021, 710,078,070 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.

In 2022, 22,029,560 restricted shares were vested and exercised without exercise price.

On May 31, 2022, 16,038,930 Class A ordinary shares were issued for the asset acquisition. See Note 5 for detailed discussion.

On July 12, 2021, the Company completed a private placement, in which it has offered (1) 1,000,000 ADSs (given the effect of the ADS Ratio Change), (2) warrants to purchase up to 1,000,000 ADSs (given the effect of the ADS Ratio Change). The combined purchase price of each ADS and the accompanying warrants is US$50.00 (given the effect of the ADS Ratio Change). Each warrant is exercisable for one ADS at an exercise price of US$68.10 per ADS (given the effect of the ADS Ratio Change).

On June 27, 2022, the Company completed a private placement, in which it has offered (1) 1,120,000 ADSs (given the effect of the ADS Ratio Change), (2) certain pre-funded warrants to purchase 480,000 ADSs (given the effect of the ADS Ratio Change) (the “Pre-Funded Warrants”) in lieu of the ADSs being offered, and (3) certain warrants including (i) Series A warrants to purchase up to 1,600,000 ADSs (the “Series A Warrants”) (given the effect of the ADS Ratio Change) and (ii) Series B warrants to purchase up to 1,600,000 ADSs (the “Series B Warrants”) (the Series A Warrants and Series B Warrants are collectively referred as the “Warrants”) (given the effect of the ADS Ratio Change), to certain institutional investors. The Warrants are offered together with the ADSs or the Pre-Funded Warrants. The combined purchase price of each ADS and the accompanying Warrants is US$10.00 (given the effect of the ADS Ratio Change). The combined purchase price of each Pre-Funded Warrant and the accompanying Warrants is US$9.90. Each Pre-Funded Warrant is exercisable for one ADS at an exercise price of US$0.10 (given the effect of the ADS Ratio Change). The Pre-Funded Warrants have been exercised in full in August 2022. Each Series A Warrants and Series B warrants is exercisable for one ADS at an exercise price of US$11.00 (given the effect of the ADS Ratio Change) and US$10.00 (given the effect of the ADS Ratio Change), respectively.

21.  EQUITY TRANSACTIONS (continued)

On August 19, 2022, the Company completed a private placement, in which it has offered (1) 1,556,667 ADSs (given the effect of the ADS Ratio Change), (2) certain warrants including (i) Series A warrants to purchase up to 1,556,667 ADSs (the “Series A Warrants”) (given the effect of the ADS Ratio Change) and (ii) Series B warrants to purchase up to 1,556,667 ADSs (the “Series B Warrants”) (the Series A Warrants and Series B Warrants are collectively referred as the “Warrants”) (given the effect of the ADS Ratio Change), to certain institutional investors. The combined purchase price of each Warrants is US$6.00 (given the effect of the ADS Ratio Change). Each Series A Warrants and Series B warrants is exercisable for one ADS at an exercise price of US$6.60 (given the effect of the ADS Ratio Change) and US$6.00 (given the effect of the ADS Ratio Change), respectively.

Effective on December 23, 2022, the ratio of the ADS to its ordinary shares changed from 1 ADS representing 10 Class A ordinary shares to 1 ADS representing 100 Class A ordinary shares (“ADS Ratio Change”). The ADS Ratio Change affected all ADS holders uniformly and did not reduce any ADS holder’s percentage ownership interest. Proportionate voting rights and other rights and preferences of the ADS holders were not reduced by the ADS Ratio Change. All ADS and per ADS data have been retrospectively adjusted to give effect to the ADS Ratio Change.

As of December 31 2022, 1,063,813,210 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.